Cover	Sep. 27, 2022
Cover [Abstract]
Entity Registrant Name	QUOTEMEDIA, INC.
Entity Central Index Key	0001101433
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 27, 2022
Entity File Number	0-28599
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	91-2008633
Entity Address Address Line 1	17100 East Shea Blvd
Entity Address Address Line 2	Suite 230
Entity Address City Or Town	Fountain Hills
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85268
City Area Code	480
Local Phone Number	905-7311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false